UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7734
Hallmark Equity Series Trust
(Exact name of registrant as specified in charter)
Reserve Funds 1250 Bradway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)
Amy W. Bizar Reserve Funds 1250 Bradway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	3/31/06

Date of reporting period:	4/01/05 - 6/30/05

HALLMARK EQUITY SERIES TRUST - CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS – JUNE 30, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS – 96.1%

	BUSINESS SERVICES - 3.9%
4,000	McGraw-Hill Companies, Inc.	$177,000

	CONSUMER DISCRETIONARY – 6.5%
25,000	Sirius Satellite Radio, Inc. *	162,000
4,000	XM Satellite Radio, Inc. – Class A *	134,640
		296,640

	ENERGY – 11.3%
1,575	Apache Corp.	101,745
4,000	BJ Services Co.	209,920
4,000	Devon Energy Corp.	202,720
		514,385

	FINANCIAL SERVICES – 11.4%
6,500	Allied Capital Corp.*	189,215
4,000	American Capital Strategies	144,440
3,000	Wells Fargo & Co.	184,740
		518,395

	HEALTHCARE – 21.5%
4,000	Amgen, Inc. *	241,840
3,000	Johnson & Johnson, Inc.	195,000
2,600	Procter & Gamble Co.	137,150
3,950	Techne Corp.*	181,345
3,000	Zimmer Holdings, Inc.*	228,510
		983,845

	INDUSTRIALS – 16.5%
6,450	General Electric Co.	223,493
6,000	Headwaters, Inc.*	206,280
5,000	Tyco International Ltd.	146,000
3,500	United Technologies Corp.	179,725
		755,498

	INFORMATION TECHNOLOGY – 25.0%
4,400	Electronic Arts, Inc.*	249,084
1,800	International Business Machines	133,560
6,100	Linear Technology Corp.	223,809
60,000	Lucent Technologies, Inc.*	174,600
4,000	QUALCOMM, Inc.	132,040
8,000	Verisign, Inc.*	230,080
		1,143,173

Total Investments (Cost $4,218,729)	96.1%	4,388,936
Other Assets	3.9	178,403

Net Assets	100.0%	$4,567,339

Values of investments are shown as a percentage of net assets.

* Non-income producing security.

HALLMARK EQUITY SERIES TRUST - INFORMED INVESTORS GROWTH FUND

SCHEDULE OF INVESTMENTS – JUNE 30, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS – 97.7%

	CONSUMER DISCRETIONARY – 21.0%
1,975	Estee Lauder Companies, Inc.	$77,282
3,775	Family Dollar Stores, Inc.	98,528
2,150	Graco, Inc.	73,251
3,100	Lamar Advertising Co.*	132,587
3,400	Liberty Media Intl., Inc.*	158,671
1,825	Marriott International	124,502
5,450	O’Reilly Automotive, Inc.*	162,465
4,000	PETCO Animal Supplies, Inc.	117,280
2,400	Royal Caribbean Cruises LTD	116,064
7,325	Univision Communications*	201,804
		1,262,434

	CONSUMER STAPLES - 3.7%
1,800	McCormick & Company, Inc.*	58,824
5,350	Performance Food Group Co.*	161,624
		220,448

	ENERGY – 4.1%
2,150	BJ Services, Co.	112,832
2,100	Smith International, Inc.	133,770
		246,602

	FINANCIAL SERVICES- 18.0%
1,475	AMBAC Financial Group	102,896
1,850	City National Corp.	132,664
1,850	Comerica, Inc.	106,930
2,700	Eaton Vance Corp.	64,557
2,450	Investors Financial Services	92,659
3,375	Jefferies Group, Inc.	127,879
1,175	MGIC Investment Corp.	76,634
3,100	North Fork Bancorp., Inc	87,079
2,150	Northern Trust Corp.	98,019
1,875	Protective Life Corp.	79,163
4,050	Synovus Financial Corp.	116,114
		1,084,594

	HEALTH CARE – 17.9%
2,925	Biomet, Inc.		101,293
2,475	Charles River Laboratories*		119,419
2,150	Express Scripts, Inc.		107,457
2,150	Fisher Scientific Intl*		139,535
3,450	Health Management Assoc. Class A		90,321
3,325	Hospira, Inc.*		129,675
2,325	Respironics, Inc.*		83,956
2,075	Stericycle, Inc.		104,414
4,375	Thermo Electron Corp.*		117,556
2,200	Varian Medical Systems*		82,126
			1,075,752

	INDUSTRIALS – 10.8%
3,275	GlobalSantaFe Corp.		133,620
3,125	Jacobs Engineering Group*		175,813
3,597	Littelfuse, Inc.*		100,176
1,375	Oshkosh Truck Corp.		107,635
3,625	Republic Services, Inc.		130,536
			647,780

	INFORMATION TECHNOLOGY - 20.5%
4,500	Altera Corp.*		89,190
10,150	Andrew Corp.*		129,514
2,800	Choicepoint, Inc.*		112,140
2,600	Cognos, Inc.*		88,764
2,400	Diebold, Inc.		108,264
3,125	Intuit, Inc.*		140,969
2,700	Jabil Circuit, Inc.		82,971
3,025	Microchip Technology, Inc.		89,601
3,000	National Semiconductor Corp.		66,090
2,625	Rockwell Collins, Inc.		125,160
1,250	Roper Industries, Inc.		89,213
11,000	Symbol Technologies, Inc.		108,570
			1,230,446

	MATERIALS - 1.8%
1,800	Air Products & Chemicals		108,540

	Total Investments (Cost $5,747,048)	97.7%	5,876,596
	Other Assets, Less Liabilities	2.3	136,998

	Net Assets	100.0%	$6,013,594

Values of investments are shown as a percentage of net assets.

* Non-income producing security.

HALLMARK EQUITY SERIES TRUST- INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS – JUNE 30, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS – 93.9%

	AUSTRALIA – 4.3%
2,700	Aristocrat Leisure, Ltd.	$23,813
2,605	Rinker Group, Ltd.	27,728
1,230	Toll Holdings, Ltd.	12,213
2,050	UNiTAB, Ltd.	22,210
		85,964

	AUSTRIA – 3.6%
800	Erste Bank der oesterreichischen Sparkassen AG	40,026
705	Wienerberger AG	32,715
		72,741

	CHINA – 1.5%
20,000	Shangri-La Asia Ltd.	30,885

	CHILE – 0.5%
310	Lan Airlines S.A. ADR	10,835

	FINLAND – 3.3%
2,400	Nokian Renkaat Oyj	43,713
625	Stockmann Oyj ABP	22,298
		66,011

	FRANCE – 7.2%
815	Axalto Holding N.V.*	24,582
255	BNP Paribas S.A.	17,486
130	Pernod Ricard	20,753
985	Sanofi-Aventis	40,375
530	Veolia Envoronment	19,915
260	Vinci S.A.	21,634
		144,745

	GERMANY – 4.0%
690	Continental AG	49,719
725	SAP AG Spon ADR	31,617
		81,336

	HONG KONG – 4.9%
20,000	Anhui Expressway Co., Ltd.*	13,641
1,500	Espirit Holdings, Ltd.	10,858
1,750	Global Bio-Chem Technology Group Co. Warrants*	29
13,000	Hong Kong & China Gas Group Co., Ltd.	26,516
6,500	Lifestyles International Holdings, Ltd.	10,707
5,000	Techtronic Industries Co., Ltd.	12,611
36,000	Xinao Gas Holdings, Ltd.*	25,017
		99,379

	HUNGARY – 1.1%
330	OTP Bank	22,267

	INDIA – 5.2%
900	HDFC Bank, Ltd. ADR	41,859
905	ICICI Bank, Ltd. ADR	19,774
545	Infosys Technology, Ltd. ADR	42,221
		103,854

	IRELAND – 6.4%
1,190	Allied Irish Bank	25,574
6,260	Anglo Irish Bank Corp. PLC	77,601
2,210	Kingspan Group PLC	26,086
		129,261

	ITALY – 1.6%
3,825	Banca Intesa SpA	16,353
515	Lottomatica SpA	16,779
		33,132

	JAPAN – 15.7%
700	Aeon Credit Service Co., Ltd.	43,793
2,000	Chiyoda Corp.	24,790
600	DAITO Trust Construction Co., Ltd.	22,447
300	Hoya Corp.	34,617
600	Matsumotokiyoshi Co., Ltd.	16,335
2,000	Mitsui Fudosan Co., Ltd.	22,447
6	Mizuho Financial Group, Inc.	27,152
600	Murata Manufacturing Co., Ltd.	30,560
2,000	Neomax Co., Ltd.	44,262
400	TDK Corp.	27,260
600	Toyota Motor Corp.	21,473
		315,136
	KOREA – 1.4%
1,250	LG Phillips LCD Ltd. ADR	28,575

	LUXEMBOURG – 1.2%
300	Tenaris SA ADR	23,481

	MEXICO – 1.4%
480	America Movil S.A. de C.V. ADR	28,613

	NORWAY – 0.8%
1,290	Tandberg Television ASA*	16,034

	SIGNAPORE – 0.7%
13,000	Jurong Technologies Industrial Corp., Ltd.	13,571

	SOUTH KOREA – 2.0%
865	Kookmin Bank ADR	39,427

	SPAIN – 4.9%
1,950	Banco Espanol de Credito, S.A. (Banesto)*	26,649
900	Fadesa Inmobiliaria, S.A.*	25,742
720	Grupo Ferrovial, S.A.	46,412
		98,803

	SWEDEN – 2.6%
760	Elekta AB*		31,499
6,780	Ericsson LM Tel B		21,769
			53,268

	SWITZERLAND – 5.3%
200	Nobel Biocare Holding AG		40,552
95	Straumann AG		19,781
160	Synthes, Inc.		17,556
200	UBS AG		15,582
115	Ypsomed Holding AG*		13,139
			106,610

	UNITED KINGDOM – 10.5%
3,400	Arm Holdings PLC ADR		20,876
565	Carnival Corp.		30,821
1,900	Northgate PLC		30,888
10,500	O2 PLC*		25,614
805	Reckitt Benckiser PLC		23,709
1,630	Smith & Nephew PLC		16,080
1,690	Smiths Group PLC		27,807
6,060	Tesco PLC		34,584
			210,379

	UNITED STATES – 3.8%
235	Alcon, Inc.		25,697
1,150	Chicago Bridge and Iron		26,289
650	Marvell Technology Group, Ltd.		24,681
			76,667

	Total Common Stocks (Cost $1,552,515)		1,963,804

	PREFERRED STOCKS – 1.5%

	GERMANY – 1.5%
39	Porsche AG (Cost $24,744)		29,314

	Total Investments (Cost $1,577,259)	95.4%	1,920,288
	Other Assets	4.6	92,540

	Net Assets	100.0%	$2,012,828

Values of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES - INTERNATIONAL SMALL-CAP  FUND

SCHEDULE OF INVESTMENTS –  JUNE 30, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS – 85.0%

	ADVERTISING - 2.0%
390	SR Teleperformance	$11,353

	AUTO/TRUCK MANUFACTURES– 1.8%
215	Wienerberger AG	9,977

	AUTOMOBILE EQUIPMENT– 3.6%
370	Nokian Renkaat Oyj	6,739
825	Northgate PLC	13,412
		20,151

	BASIC MATERIALS– 3.6%
1,700	Kingspan Group PLC	20,066

	BUILDING & HOUSING– 4.1%
85	Grupo Ferrovial, SA	5,479
190	Heijmans NV	8,904
130	Koninklijke Bam Groep NV	8,608
		22,991
	CHEMICALS– 1.8%
180	K&S AG	9,966

	COMMERCIAL BANKS– 4.0%
1,800	Anglo Irish Bank Corp. PLC	22,313

	COMPUTER & PERIPHERAL– 1.8%
60	Wincor Nixdorf AG*	4,876
100	Zodiac SA	5,369
		10,245

	CONSUMER STAPLES– 1.0%
7	Hiestand Holding AG	5,508

	DRUGS & HEALTHCARE– 8.8%
67	Nobel Biocare Holding AG	13,585
215	OPG Groep NV-CVA	15,016
270	ORPEA	11,965
910	Sonic Healthcare, Ltd.	8,697
		49,263

	ELECTRIC & GAS UTILITY– 2.4%
320	Enagas	5,670
2,790	Hera SpA*	7,769
		13,439

	ELECTRONIC– 4.5%
13,000	Jurong Technologies Industrial Corp., Ltd.	13,571
130	Neopost SA	11,438
		25,009

	ENTERTAINMENT & LEISURE– 6.5%
1,285	Aristocrat Leisure, Ltd.	11,333
170	Lottomatica SpA	5,539
1,000	Tandberg Television ASA	12,430
680	UNiTAB, Ltd.	7,367
		36,669

	FINANCIAL SERVICES– 2.0%
930	Azimut Holdings SpA	5,776
130	Jyske Bank A/S*	5,709
		11,485

	INDUSTRIAL– 5.9%
8,000	Cosco Corp. Singaport LTD	9,206
965	Grafton Group PLC	11,181
250	Rheinmetall AG - Pfd.	12,584
		32,971

	INVESTMENT COMPANIES– 3.8%
245	AWD Holding AG	10,291
800	SIAS SpA*	11,001
800	SIAS SpA* Rights	299
		21,591

	IT SERVICE – 4.8%
280	Axalto Holding NV*	8,445
390	Homeserve PLC	6,948
575	Indra Sistemas, SA	11,384
		26,777

	OIL DRILLING & SERVICE– 5.3%
700	Fred Olsen Energy ASA*	17,883
480	Fugro NV	11,930
		29,813

	OIL INTERNATIONAL– 1.9%
400	TGS Nopec Geophysical Co. ASA*	10,739

	REAL ESTATE DEVELOPMENT– 2.1%
420	Fadesa Inmobiliaria, SA*	12,013

	RETAIL-DRUG– 1.6%
80	Ypsomed Holding AG*	9,140

	TELECOMMUNICATIONS– 1.5%
8,000	Starhub Ltd.	8,684

	TEXTILES & FOOTWARE– 4.2%
740	Billabong International, Ltd.		7,669
1,040	Geox SpA		8,679
150	TOD’s SpA		7,153
			23,501
	TRANSPORTATON – 6.0%
70	Kuehne & Nagel International AG		14,710
1,900	Toll Holdings, Ltd.		18,866
			33,576

	Total Investments (Cost $423,011)	85.0%	477,240
66489	Other Assets, Less Liabilities	15.0%	84,101

	Net Assets	100.0%	$561,341

Value of investments are shown as a percentage of net assets.

* Non-income producing.

HALLMARK  EQUITY SERIES TRUST - LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS – JUNE 30, 2005  (Unaudited)

Shares		Value
	COMMON STOCKS – 88.5%

	BANKING – 8.4%
4,425	CISCO SYSTEMS, INC.	84,562
1,250	INTERNATIONAL BUSINEES MACHINES	92,750
4,800	TEXAS INSTRUMENTS, INC.	134,736
		312,048
	BUILDING MATERIALS – 3.2%
4,280	HUGHES SUPPLY INC	120,268

	BEVERAGE – 6.8%
2,610	ANHEUSER-BUSCH COMPANIES, INC.	119,408
4,900	PFIZER, INC.	135,142
		254,550

	BROADCASTING/CABLE TV – 9.3%
2,550	CITIGROUP, INC.	117,887
4,050	TYCO INTERNATIONAL LTD	118,260
3,930	WASTE MANAGEMENT INC	111,376
		347,523

	COMPUTER PERIPHERALS – 2.9%
4,650	HEWLETT-PACKARD COMPANY	109,322

	COMPUTER SOFTWARE – 3.4%
7,550	NOKIA CORP. ADR	125,632

	CONGLOMERATES – 3.0%
40	BERKSHIRE HATHAWAY	111,340

	DRUGS/HEALTHCARE – 2.4%
2,715	QUALCOMM INC	89,622

	ENERGY – 3.3%
3,350	SYSCO CORPORATION	121,237

	FOOD – 3.6%
3,825	GENERAL ELECTRIC CO.	132,536

	FOOD SERVICE– 2.9%
4,170	TCF FINANCIAL	107,920

	INDUSTRIAL CONGLOMERATES – 5.3%
1,105	FORTUNE BRANDS INC	98,124
3,150	VIACOM INC. –CL “B”	100,863
		198,987

	INSURANCE – 3.2%
2,050	AMERICAN INTERNATIONAL GROUP, INC.		119,105

	MANUFACTURING – 3.7%
2,295	EATON CORP		137,471

	MEDICAL DEVICES – 3.1%
2,225	MEDTRONIC INC.		115,233

	OIL - 3.5%
3,675	J.P. MORGAN CHASE & CO		129,801

	RECREATION - 3.6%
4,315	COMCAST CORP-CL A		132,471

	RESTAURANTS - 2.0%
1,280	LOWE’S COS. INC.		74,522

	RETAILERS - 5.8%
2,580	EBAY INCORPORATED		85,166
2,000	ROYAL DUTCH PETRO-NY SHS		129,800
			214,966

	SEMICONDUCTOR - 9.2%
4,210	INTEL CORP.		109,713
2,150	PEPSICO INC		115,950
7,025	TIME WARNER, INC.		117,388
			343,050
	Total Investments (Cost $3,346,184)	88.5%	3,297,600
	Other Assets, Less Liabilities	11.5	428,138

	Net Assets	100.0%	$3,725,738

Values of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES TRUST - MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS – JUNE 30, 2005 (unaudited)

Shares		Value
		(Note 1)
	COMMON STOCKS – 94.9%

	CONSUMER DISCRETIONARY – 18.9%
5,550	The Estee Lauder Companies, Inc. - Class A	217,171
10,250	Family Dollar Stores, Inc.	267,525
8,250	Lamar Advertising Co.*	352,852
9,145	Liberty Media International, Inc. - Class A*	426,797
4,775	Marriott International, Inc. - Class A	325,750
14,402	O’Reilly Automotive, Inc.*	429,324
10,375	Petco Animal Supplies, Inc.	304,195
6,500	Royal Caribbean Cruises, Ltd.#	314,340
19,100	Univision Communications, Inc. - Class A*	526,205
		3,164,159

	CONSUMER STAPLES – 3.4%
4,875	McCormick & Company, Inc.	159,315
13,550	Performance Food Group Co.*	409,345
		568,660

	ENERGY – 6.0%
5,775	BJ Services Co.	303,072
8,400	GlobalSanteFe Corp.	342,720
5,640	Smith International, Inc.	359,268
		1,005,060

	FINANCIAL – 17.2%
3,885	Ambac Financial Group, Inc.	271,018
5,000	City National Corp.	358,550
5,025	Comerica, Inc.	290,445
7,320	Eaton Vance Corp.	175,021
6,600	Investors Financial Services	249,612
9,075	Jefferies Group, Inc.	343,852
3,050	MGIC Investment Corp.	198,921
8,100	North Fork Bancorporation, Inc.	227,529
5,525	Northern Trust Corp.	251,885
4,925	Protective Life Corp.	207,934
10,875	Synovus Financial Corp.	311,786
		2,886,553

	HEALTHCARE – 17.9%
7,775	Biomet, Inc.	269,248
6,375	Charles River Laboratories International, Inc.*	307,594
5,750	Express Scripts, Inc.	287,385
5,750	Fisher Scientific International, Inc.*	373,175
8,850	Health Management Associates, Inc. - Class A	231,693
8,625	Hospira, Inc.*	336,375
10,150	Renal Care Group, Inc.*	467,915

6,225	Respironics, Inc.*		224,785
10,625	Thermo Electron Corp.*		285,494
5,950	Varian Medical Systems, Inc.*		222,114
			3,005,778

	INDUSTRIALS – 15.7%
5,862	Graco, Inc.		199,718
7,075	Jabil Circuit, Inc.		217,415
8,125	Jacobs Engineering Group, Inc.*		457,113
9,436	Littelfuse, Inc.*		262,793
3,675	Oshkosh Truck Corp.		287,679
10,000	Republic Services, Inc.		360,100
7,000	Rockwell Collins, Inc.		333,760
3,350	Roper Industries, Inc.		239,089
5,475	Stericycle, Inc.*		275,502
			2,633,169

	INFORMATION TECHNOLOGY – 14.1%
8,100	Altera Corp.*		160,542
26,250	Andrew Corp.*		334,950
7,375	ChoicePoint, Inc.*		295,369
7,000	Cognos, Inc.*		238,980
6,075	Diebold, Inc.		274,043
7,985	Intuit, Inc.*		360,203
8,225	Microchip Technology, Inc.		243,625
7,975	National Semiconductor Corp.		175,689
28,762	Symbol Technologies, Inc.		283,881
			2,367,282

	MATERIALS – 1.7%
4,650	Air Products & Chemicals, Inc.		280,395

	Total Investments (Cost $13,889,592)	94.9%	15,911,056
	Other Assets	5.1	854,586
	Net Assets	100.0%	$16,765,642

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

HALLMARK EQUITY SERIES TRUST- SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS – JUNE 30, 2005 (unaudited)

Shares		Value
		(Note 1)
	COMMON STOCKS – 99.7%

	CAPITAL GOODS – 2.4%
54,900	Orbotech, Ltd.*	$1,179,801

	COMPUTER SOFTWARE - 2.4%
21,800	Avid Technology, Inc.	1,161,504

	CONSUMER DURABLES – 2.2%
65,333	Activision, Inc.*	1,079,301

	CONSUMER NON-DURABLES – 7.4%
55,000	Fossil, Inc.*	1,248,500
56,750	Pacific Sunwear of California, Inc.*	1,304,683
26,700	Williams-Sonoma, Inc.*	1,056,519
		3,609,702

	CONSUMER SERVICES – 1.9%
37,200	NuCo2, Inc. *	954,924

	ELECTRONICS – 1.1%
31,900	Hexcel Corp.	539,748

	ENERGY – 9.3%
42,200	Newfield Exploration Co.*	1,683,358
69,000	Tesco Corp.*	761,760
60,933	XTO Energy, Inc.	2,071,113
		4,516,231

	FINANCIAL SERVICES – 2.4%
26,300	Brown & Brown, Inc.	1,181,922

	HEALTHCARE-BIOTECH/PHARMACEUTICALS – 6.2%
79,700	Alkermes, Inc.*	1,053,634
15,300	Martek Biosciences Corp.*	580,635
36,900	Protein Design Labs, Inc.*	745,749
40,000	Telik, Inc.*	650,400
		3,030,418

	HEALTHCARE-DEVICES/DIAGNOSTIC – 5.1%
18,000	Advanced Neuromodulation Systems, Inc.*	714,240
24,000	Gen-Probe, Inc.*	869,520
21,300	Orthofix International N.V.*	916,752
		2,500,512

	HEALTHCARE-PHARMACEUTICALS BENEFIT MANAGEMENT– 9.0%
55,000	Caremark Rx, Inc.*	2,448,600
96,200	HealthExtras, Inc.*	1,930,734
		4,379,334

	HEALTHCARE-SPECIALTY DISTRIBUTION – 4.8%
207,671	BioScrip, Inc. *		1,246,026
88,800	PSS World Medical, Inc.*		1,105,560
			2,351,586

	HEALTHCARE SERVICES – 11.4%
43,000	American Healthways, Inc.*		$1,817,610
42,000	Matria Healthcare, Inc. *		1,353,660
17,500	Priority Healthcare Corp.– B		443,800
136,900	TriZetto Group, Inc.*		1,917,969
			5,533,039

	TECHNOLOGY- COMPONENTS – 3.4%
106,100	Aeroflex, Inc.*		891,240
53,800	O2Micro International, Ltd.*		755,890
			1,647,130

	TECHNOLOGY-ENTERPRISE SOFTWARE – 15.8%
89,500	BEA Systems, Inc.*		785,810
33,550	Business Objects S.A. ADR*		882,365
169,500	Captaris, Inc.*		701,730
39,399	Fair Isacc Corp.		1,438,064
81,200	MRO Software, Inc.*		1,186,332
39,600	Serena Software, Inc.*		764,280
105,300	Witness Systems, Inc.*		1,919,619
			7,678,200

	TECHNOLOGY HARDWARE – 1.2%
56,800	Intevac, Inc.*		594,696

	TECHNOLOGY-SEMI-CAP EQUIPMENT – 11.5%
32,900	Applied Films Corp.		842,240
70,000	ATMI, Inc.*		2,030,700
81,300	Brooks Automation, Inc.*		1,207,305
12,000	KLA-Tencor Corp.*		524,400
79,300	Mattson Technology, Inc.*		567,788
20,100	Photon Dynamics, Inc.		414,261
1	Taiwan Semiconductor SP ADR		8
			5,586,702

	TELECOMMUNICATIONS – 2.2%
43,700	AudioCodes, Ltd. *		434,815
128,000	Applied Micro Circuits Corp.*		327,680
45,000	Skyworks Solutions, Inc.*		331,650
			1,094,145

	Total Investments (Cost $40,363,900)	99.7%	48,618,895
	Cash and Other Assets less Liabilities	0.3	130,933
	Net Assets	100.0%	$48,749,828

Values of investments are shown as a percentage of net assets.

*  Non-income producing security.

ADR – American Depository Receipt.

HALLMARK EQUITY SERIES TRUST- STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS –  JUNE 30, 2005 (unaudited)

Shares		Value
		(Note 1)
	COMMON STOCKS – 99.4%

	AEROSPACE - DEFENSE – 2.4%
300	General Dynamics Corp.	$32,862
500	Lockheed Martin Corp.	32,435
500	Northrop Grumman Corp.	27,625
		92,922

	BASIC INDUSTRIES – 1.0%
1,500	Materials Select Sector Trust	40,710

	BUSINESS SERVICES – 2.5%
800	Mcgraw-Hill Companies Inc.	35,400
900	United Parcel Service, Inc. - Class B	62,244
		97,644

	CONGLOMERATES – 4.5%
10	Berkshire Hathaway, Inc. - Class B*	27,835
3,000	General Electric Co.	103,950
800	United Technologies Corp.	41,080
		172,865

	ELECTRONICS – 0.3%
200	Avid Technology, Inc.	10,656

	ENERGY – 2.3%
400	Energy Select Sector SPDR Fund	17,788
700	Exxon Mobil Corp.	40,229
300	Oil Service HOLDRs Trust	30,591
		88,608

	ENTERTAINMENT – 0.3%
800	News Corp. - Class A	12,944

	FINANCIAL SERVICES - BANKS/S&L – 8.9%
600	Bank of America Corp.	27,366
1,800	Citigroup, Inc.	83,214
2,500	JP Morgan Chase & Co.	88,300
2,500	MBNA Corp.	65,400
800	Wachovia Corp.	39,680
700	Wells Fargo & Co.	43,106
		347,066

	FINANCIAL SERVICES - BROKERAGES & INSURANCE – 8.1%
1,000	American Express Co.	53,230
5,000	The Charles Schwab Corp.	56,400
1,000	Goldman Sachs Group, Inc.	102,020
1,600	Morgan Stanley	83,952
300	T. Rowe Price Group, Inc.	18,780
		314,382

	HEALTH – 15.4%
1,100	Amgen, Inc.*	66,506
1,600	Barr Laboratories, Inc.*	77,984
1,000	Biomet, Inc.	34,630
500	Covance Inc.*	22,435
400	Dentsply International, Inc.	21,600
800	Genentech, Inc.*	64,224

1,000	Johnson & Johnson, Inc.	65,000
700	Medtronic, Inc.	36,253
1,000	Novartis AG ADR	47,440
1,000	Pharmaceutical Product Development, Inc.*	46,860
1,000	Sanofi-Aventis ADR	40,990
800	Stryker Corp.	38,048
500	Zimmer Holdings, Inc.*	38,085
		600,055

	INDUSTRIAL MACHINERY & TECHNOLOGY - 1.0%
400	Caterpillar, Inc.	38,124

	MANUFACTURING – 2.7%
600	3M Co.	43,380
1,200	Danaher Corp.	62,808
		106,188

	MEDIA & LEISURE – 11.5%
700	CBRL Group, Inc.	27,202
700	Carnival Corp.	38,185
1,000	Cendant Corp.	22,370
3,500	Comcast Corp. - Special Class A*	104,825
900	Electronic Arts, Inc.*	50,949
300	Harrah’s Entertainment, Inc.	21,621
750	IAC/InterActiveCorp.*	18,038
700	Outback Steakhouse, Inc.	31,668
3,500	The Walt Disney Co.	88,130
1,300	XM Satellite Radio Holdings, Inc. - Class A*	43,758
		446,746

	NON-DURABLES - 5.0%
1,000	Alberto-Culver Corp.	43,330
1,000	Pactiv Corp.*	21,580
1,000	Pepsico, Inc.	53,930
1,400	Proctor & Gamble Co.	73,850
		192,690

	RETAILING - 8.9%
1,200	Amazon.com, Inc. *	39,696
1,300	Dollar Tree Stores, Inc.*	31,200
1,000	Home Depot, Inc.	38,900
800	Lowe’s Co., Inc.	46,576
1,000	Michaels Stores, Inc.	41,370
1,000	Quiksilver, Inc.	15,980
1,500	Target Corp.	81,615
1,000	Wal-Mart Stores, Inc.	48,200
		343,537

	TECHNOLOGY - HARDWARE – 13.6%
700	1-3 Communications Holdings, Inc.	53,606
5,000	Applied Materials, Inc.*	80,900
4,000	Cisco Systems, Inc.*	76,440
2,500	Dell Computer Corp.*	98,775
3,700	Intel Corp.	96,422
1,200	International Business Machines Corp.	89,040
900	Linear Technology	33,021
		528,204

	TECHNOLOGY - SOFTWARE - 5.2%
4,000	Microsoft Corp.	99,360

6,000	Oracle Corp.*		79,200
500	Websense, Inc.*		24,025
			202,585

	TELECOMMUNICATIONS - 4.1%
6,000	Lucent Technologies, Inc.*		17,460
790	Lucent Technologies, Inc. Warrants - Exp. 12/10/07*		608
2,700	QUALCOMM, Inc.		89,127
1,500	Verizon Communications, Inc.		51,825
			159,020

	TRANSPORTATION - 1.7%
800	Burlington Northern Santa Fe Corp.		37,664
700	Heartland Express Inc.		13,601
1,000	Southwest Airlines Co.		13,930
			65,195

	Total Investments (Cost $4,261,591)	99.4%	3,860,141
	Other Assets	0.6	24,692

	Net Assets	100.0%	$3,884,833

Values of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR – American Depository Receipt.

Item 2.         Controls and Procedures

(a)               It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)              The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.         Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hallmark Investment Series Trust

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/Bruce R. Bent I
Bruce R. Bent
Treasurer (Chief Financial Officer)

Date        August 29, 2005

*              Print the name and title of each signing officer under his or her signature.